Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	CONESTOGA FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001175813
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2017
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Conestoga Small Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement Text Block	conestoga_SupplementTextBlock

CONESTOGA FUNDS

CONESTOGA SMALL CAP FUND

Supplement dated July 31, 2017
to the Prospectus and Summary Prospectus
dated January 31, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SUMMARY PROSPECTUS. THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND THE SUMMARY PROSPECTUS.

1.	Effective September 30, 2017, the disclosure under “Principal Investment Strategies” on page 5 of the Fund’s Prospectus and page 2 of the Fund’s Summary Prospectus is revised to read:

Principal Investment Strategies
Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investments in foreign securities to exceed 20% of the Fund’s total assets. The Fund’s adviser considers small market capitalization (“small-cap”) companies for this purpose to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities. There is no guarantee that the Fund will achieve its objective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE